CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities
Net loss	$ (2,571,333)	$ (2,013,957)
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation and amortization	449,910	252,174
Stock compensation	148,788	35,913
Share issuance for services	972,925	767,308
Loss on write-off of assets	605,805	27,386
Allowance for doubtful accounts		380,163
Changes in operating assets and liabilities
Accounts receivable, net	720,032	(126,604)
Inventory, at cost	(126,908)	422,316
Prepaid expenses	(369,846)	91,588
Right-of-use liabilities	(120,932)	(159,405)
Deposits	2,735	(420)
Deferred tax asset	(419,837)	(82,104)
Accounts payable and accrued expenses	(677,438)	434,207
Deferred revenue	(161,038)	1,530
Accrued employee benefits, non-current	(28,161)	27,386
Net cash from operating activities	(1,575,298)	57,481
Cash Flows from Investing Activities
Purchase of equipment	(6,385)	(502)
Purchase of intangibles		(1,048)
Net activity on due from related parties	(54,638)	(120,333)
Net cash from investing activities	(61,023)	(121,883)
Cash Flows from Financing Activities
Issuance of ordinary share, net of issuance costs	3,319,221	273,613
Payments on notes payable	(1,178,132)	(247,677)
Net cash from financing activities	2,141,089	25,936
Impact of changes in foreign currency on cash	101,036	(39,380)
Change in cash and cash equivalents	605,804	(77,846)
Cash and cash equivalents at beginning of period	14,140	91,986
Cash and cash equivalents at end of period	619,944	14,140
Supplemental Cash Flow Information
Cash paid for interest	121,907	131,145
Cash paid for taxes